Pension Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Pension Liability [Abstract]
Accrued pension liability	$ 178,269	$ 180,248
Projected benefit obligations percentage rate	10.00%
Amortization cost	$ 0	0
Unrecognized pension costs	19,381	18,698
Accumulated benefit obligation	$ 273,675	$ 386,064